Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital stock:
Capital stock	₩ 2,969,641	₩ 2,969,641
Hybrid bonds	3,334,531	2,179,934
Capital surplus:
Share premium	11,352,819	11,352,924
Others	742,224	882,015
Capital surplus	12,095,043	12,234,939
Capital adjustments	(664,429)	(687,935)	₩ (1,116,770)
Accumulated other comprehensive income, net of tax:
Gain(loss) on financial assets at fair value through other comprehensive income	(614,872)	226,811
Gain on financial assets at fair value through profit or loss (overlay approach)	141,821	161,919
Equity in other comprehensive income of associates	7,595	4,849
Foreign currency translation adjustments for foreign operations	(125,219)	(377,061)
Net loss from cash flow hedges	(26,471)	(48,171)
Remeasurement of defined benefit obligation	(343,124)	(385,780)
Other comprehensive income(loss) of separate account	(22,850)	18,423
Changes in own credit risk on financial liabilities designated under fair value option	(1,816)	(5,171)
Accumulated other comprehensive income, net of tax	(984,936)	(404,181)
Retained earnings	30,541,300	27,777,169
Non-controlling interests	2,247,272	2,287,291
Total equity	49,538,422	46,356,858	₩ 41,930,381	₩ 36,651,430
Common stocks
Capital stock:
Capital stock	2,608,176	2,608,176
Preferred stocks
Capital stock:
Capital stock	₩ 361,465	₩ 361,465